Derivative instruments and hedging activities - Derivative Amounts Included in Consolidated Statements of Income (Detail) - Derivatives used for trading and non-trading purposes [Member] - JPY (¥)
¥ in Billions
		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	¥ 383	¥ (122)	¥ (141)
Equity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	372	(9)	(91)
Interest rate contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	(142)	(105)	102
Credit contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	92	11	(123)
Foreign exchange contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	134	(17)	(30)
Commodity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1],[2]	¥ (73)	¥ (2)	¥ 1

[1]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the years ended March 31, 2014, 2015 and 2016, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.